RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS
RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS
As a multinational company with diverse product offerings, we are exposed to market risks, such as changes in interest rates, currency exchange rates and commodity prices. We evaluate exposures on a centralized basis to take advantage of natural exposure correlation and netting. To the extent we choose to manage volatility associated with the net exposures, we enter into various financial transactions which we account for using the applicable accounting guidance for derivative instruments and hedging activities. These financial transactions are governed by our policies covering acceptable counterparty exposure, instrument types and other hedging practices.
At inception, we formally designate and document qualifying instruments as hedges of underlying exposures. We formally assess, at inception and at least quarterly, whether the financial instruments used in hedging transactions are effective at offsetting changes in either the fair value or cash flows of the related underlying exposure. Fluctuations in the value of these instruments generally are offset by changes in the value or cash flows of the underlying exposures being hedged. This offset is driven by the high degree of effectiveness between the exposure being hedged and the hedging instrument. The ineffective portion of a change in the fair value of a qualifying instrument is immediately recognized in earnings. The amount of ineffectiveness recognized is immaterial for all years presented.
Credit Risk Management
We have counterparty credit guidelines and generally enter into transactions with investment grade financial institutions. Counterparty exposures are monitored daily and downgrades in counterparty credit ratings are reviewed on a timely basis. Credit risk arising from the inability of a counterparty to meet the terms of our financial instrument contracts generally is limited to the amounts, if any, by which the counterparty's obligations to us exceed our obligations to the counterparty. We have not incurred, and do not expect to incur, material credit losses on our risk management or other financial instruments.
Certain of the Company's financial instruments used in hedging transactions are governed by industry standard netting agreements with counterparties. If the Company's credit rating were to fall below the levels stipulated in the agreements, the counterparties could demand either collateralization or termination of the arrangement. The aggregate fair value of the instruments covered by these contractual features that are in a net liability position as of June 30, 2011, was $143. The Company has never been required to post collateral as a result of these contractual features.

Interest Rate Risk Management
Our policy is to manage interest cost using a mixture of fixed-rate and variable-rate debt. To manage this risk in a cost-efficient manner, we enter into interest rate swaps whereby we agree to exchange with the counterparty, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to a notional amount.
Interest rate swaps that meet specific accounting criteria are accounted for as fair value or cash flow hedges. For fair value hedges, the changes in the fair value of both the hedging instruments and the underlying debt obligations are immediately recognized in interest expense. For cash flow hedges, the effective portion of the changes in fair value of the hedging instrument is reported in OCI and reclassified into interest expense over the life of the underlying debt. The ineffective portion for both cash flow and fair value hedges, which is not material for any year presented, is immediately recognized in earnings.
Foreign Currency Risk Management
We manufacture and sell our products and finance operations in a number of countries throughout the world and, as a result, are exposed to movements in foreign currency exchange rates. The purpose of our foreign currency hedging program is to manage the volatility associated with short-term changes in exchange rates.
To manage this exchange rate risk, we have historically utilized a combination of forward contracts, options and currency swaps. As of June 30, 2011, we had currency swaps with maturities up to five years, which are intended to offset the effect of exchange rate fluctuations on intercompany loans denominated in foreign currencies. These swaps are accounted for as cash flow hedges. The effective portion of the changes in fair value of these instruments is reported in OCI and reclassified into earnings in the same financial statement line item and in the same period or periods during which the related hedged transactions affect earnings. The ineffective portion, which is not material for any year presented, is immediately recognized in earnings.
The change in value of certain non-qualifying instruments used to manage foreign exchange exposure of intercompany financing transactions and certain balance sheet items subject to revaluation is immediately recognized in earnings, substantially offsetting the foreign currency mark-to-market impact of the related exposure.
Net Investment Hedging
We hedge certain net investment positions in foreign subsidiaries. To accomplish this, we either borrow directly in foreign currencies and designate all or a portion of foreign currency debt as a hedge of the applicable net investment position or enter into foreign currency swaps that are designated as hedges of our related foreign net investments. Changes in the fair value of these instruments are immediately recognized in OCI to offset the change in the value of the net investment being hedged. Currency effects of these hedges reflected in OCI were an after-tax loss of $1,176 and an after-tax gain of $789 in 2011 and 2010, respectively. Accumulated net balances were after-tax losses of $4,446 and $3,270 as of June 30, 2011 and 2010, respectively.

Amounts in millions of dollars except per share amounts or as otherwise specified.

Notes to Consolidated Financial Statements	The Procter & Gamble Company 61
Commodity Risk Management
Certain raw materials used in our products or production processes are subject to price volatility caused by weather, supply conditions, political and economic variables and other unpredictable factors. To manage the volatility related to anticipated purchases of certain of these materials, we may, on a limited basis, use futures and options with maturities generally less than one year and swap contracts with maturities up to five years. These market instruments generally are designated as cash flow hedges. The effective portion of the changes in fair value for these instruments is reported in OCI and reclassified into earnings in the same financial statement line item and in the same period or periods during which the hedged transactions affect earnings. The ineffective and non-qualifying portions, which are not material for any year presented, are immediately recognized in earnings.
Insurance
We self-insure for most insurable risks. However, we purchase insurance for Directors and Officers Liability and certain other coverage in situations where it is required by law, by contract or deemed to be in the best interest of the Company.
Fair Value Hierarchy
Accounting guidance on fair value measurements for certain financial assets and liabilities requires that financial assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1:    Quoted market prices in active markets for identical assets or liabilities.
Level 2:    Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3:    Unobservable inputs reflecting the reporting entity's own assumptions or external inputs from inactive markets.
When applying fair value principles in the valuation of assets and liabilities, we are required to maximize the use of quoted market prices and minimize the use of unobservable inputs. We calculate the fair value of our Level 1 and Level 2 instruments based on the exchange traded price of similar or identical instruments where available or based on other observable inputs. The fair value of our Level 3 instruments is calculated as the net present value of expected cash flows based on externally provided or obtained inputs. Certain Level 3 assets may also be based on sales prices of similar assets. Our fair value calculations take into consideration the credit risk of both the Company and our counterparties. The Company has not changed its valuation techniques used in measuring the fair value of any financial assets and liabilities during the year.

The following table sets forth the Company's financial assets and liabilities as of June 30, 2011 and 2010 that were measured at fair value on a recurring basis during the period, segregated by level within the fair value hierarchy:

	Level 1		Level 2		Level 3		Total
June 30	2011	2010	2011	2010	2011	2010	2011	2010
ASSETS AT FAIR VALUE:
Investment securities	$16	$12	$—	$—	$23	$45	$39	$57
Derivatives relating to:
Foreign currency hedges	—	—	1	—	—	—	1	—
Other foreign currency instruments(1)	—	—	182	81	—	—	182	81
Interest rates	—	—	163	191	—	—	163	191
Net investment hedges	—	—	—	14	—	—	—	14
Commodities	—	—	4	10	—	—	4	10
TOTAL ASSETS AT FAIR VALUE(2)	16	12	350	296	23	45	389	353

LIABILITIES AT FAIR VALUE:
Derivatives relating to:
Foreign currency hedges	—	—	119	177	—	—	119	177
Other foreign currency instruments(1)	—	—	43	175	—	—	43	175
Net investment hedges	—	—	138	23	—	—	138	23
Commodities	—	—	1	—	—	—	1	—
TOTAL LIABILITIES AT FAIR VALUE(3)	—	—	301	375	—	—	301	375

(1)	Other foreign currency instruments are comprised of foreign currency financial instruments that do not qualify as hedges.

(2)	Investment securities are presented in other noncurrent assets and all derivative assets are presented in prepaid expenses and other current assets or other noncurrent assets.

(3)	All liabilities are presented in accrued and other liabilities or other noncurrent liabilities.

Amounts in millions of dollars except per share amounts or as otherwise specified.

62 The Procter & Gamble Company	Notes to Consolidated Financial Statements

The Company recognizes transfers between levels within the fair value hierarchy, if any, at the end of each quarter. There was no significant activity within the Level 3 financial assets and liabilities during the years presented. There were no significant assets or liabilities that were re-measured at fair value on a non-recurring basis during the years ended June 30, 2011 and 2010.

Disclosures about Derivative Instruments
The notional amounts and fair values of qualifying and non-qualifying financial instruments used in hedging transactions as of June 30, 2011 and 2010 are as follows:

	Notional Amount		Fair Value Asset/(Liability)
June 30	2011	2010	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$—	$—	$—	$—
Foreign currency contracts	831	690	(118)	(177)
Commodity contracts	16	43	4	10
TOTAL	847	733	(114)	(167)

DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS
Interest rate contracts	10,308	7,942	163	191

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	1,540	1,586	(138)	(9)

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS
Foreign currency contracts	14,957	11,845	139	(94)
Commodity contracts	39	19	(1)	—
TOTAL	14,996	11,864	138	(94)
The total notional amount of contracts outstanding at the end of the period is indicative of the level of the Company's derivative activity during the period.

	Amount of Gain/(Loss) Recognized in Accumulated OCI on Derivatives (Effective Portion)
June 30	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$15	$19
Foreign currency contracts	32	23
Commodity contracts	3	11
TOTAL	50	53

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS
Net investment hedges	(88)	(8)

The effective portion of gains and losses on derivative instruments that was recognized in other comprehensive income during the years ended June 30, 2011 and 2010 is not material. During the next 12 months, the amount of the June 30, 2011, accumulated OCI balance that will be reclassified to earnings is expected to be immaterial.
The amounts of gains and losses on qualifying and non-qualifying financial instruments used in hedging transactions for the years ended June 30, 2011 and 2010 are as follows:

	Amount of Gain/(Loss) Reclassified from Accumulated OCI into Income(1)
Years ended June 30	2011	2010
DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS
Interest rate contracts	$7	$(8)
Foreign currency contracts	(77)	(48)
Commodity contracts	20	(76)
TOTAL	(50)	(132)

	Amount of Gain/(Loss) Recognized in Income
Years ended June 30	2011	2010
DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS(2)
Interest rate contracts	$(28)	$191
Debt	31	(196)
TOTAL	3	(5)

DERIVATIVES IN NET INVESTMENT HEDGING RELATIONSHIPS(2)
Net investment hedges	—	3

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS(3)
Foreign currency contracts(4)	1,359	(814)
Commodity contracts	3	1
TOTAL	1,362	(813)

(1)
The gain or loss on the effective portion of cash flow hedging relationships is reclassified from accumulated OCI into net income in the same period during which the related item affects earnings. Such amounts are included in the Consolidated Statements of Earnings as follows: interest rate contracts in interest expense, foreign currency contracts in selling, general and administrative and interest expense, and commodity contracts in cost of products sold.

(2)	The gain or loss on the ineffective portion of interest rate contracts and net investment hedges, if any, is included in the Consolidated Statements of Earnings in interest expense.

(3)
The gain or loss on contracts not designated as hedging instruments is included in the Consolidated Statements of Earnings as follows: foreign currency contracts in selling, general and administrative expense and commodity contracts in cost of products sold.

(4)	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.

Amounts in millions of dollars except per share amounts or as otherwise specified.